Fair Value Measurements (Details) - Schedule of Fair Value Hierarchy of the Valuation Inputs the Company Utilized to Determine such Fair Value - USD ($)	Feb. 29, 2024	Dec. 31, 2023	May 31, 2023	Dec. 31, 2022
Liabilities
Derivative Liability - Forward Purchase Agreement	$ 20,622	$ 2,650,000
Fair Value, Inputs, Level 1 [Member]
Liabilities
Derivative Liability - Forward Purchase Agreement
Fair Value, Inputs, Level 2 [Member]
Liabilities
Derivative Liability - Forward Purchase Agreement
Fair Value, Inputs, Level 3 [Member]
Liabilities
Derivative Liability - Forward Purchase Agreement	$ 20,622	$ 2,650,000